LEASES (Details 2) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Leases [Abstract]
2022	$ 5,000	$ 23
2023	21,000	24
2024	15,000	17
Total undiscounted lease payments	41,000	64
Less: imputed interest	(3,000)
Less: Transactions with stockholders		(7)
Lease liabilities	$ 38,000	$ 57